Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of BFLY Operations, Inc. (formerly Butterfly Network, Inc.) and its wholly-owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”). All intercompany balances and transactions have been eliminated in consolidation. Certain items in the prior year’s consolidated financial statements have been reclassified to conform to the current year presentation reflected in the consolidated financial statements. The Company reclassified the loss on product purchase commitments that was recorded within cost of product revenue on the consolidated statement of operations and comprehensive loss to be presented separately.

COVID-19 Outbreak

COVID-19 Outbreak

The COVID-19 pandemic that began in 2020 has created significant global economic uncertainty and has impacted the Company’s operating results, financial condition and cash flows. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain, including those that result from new information that may emerge concerning COVID-19, the actions taken to contain or address COVID-19 and the economic impacts of COVID-19.

The Company has not incurred any significant impairment losses in the carrying values of its assets as a result of the COVID-19 pandemic and is not aware of any specific related event or circumstance that would require the Company to revise the estimates reflected in its financial statements.

Functional Currency

Functional Currency

The Company’s worldwide operations utilize the U.S. dollar (“USD”) as the functional currency considering the significant dependency of each subsidiary on the Company. Subsidiary operations are financed through the funding received from the Company in USD. For foreign entities where the USD is the functional currency, all foreign currency-denominated monetary assets and liabilities are remeasured at end-of-period exchange rates. Exchange gains and losses arising from remeasurement of foreign currency-denominated monetary assets and liabilities are included in the Company’s operating results in the consolidated statements of operations and comprehensive loss.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and accounts receivable. At December 31, 2021 and 2020, a majority of the Company’s cash and cash equivalents were invested in money market accounts at one financial institution. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

As of December 31, 2021, one customer accounted for approximately 15% of the Company’s accounts receivable. As of December 31, 2020, no customer accounted for more than 10% of the Company’s accounts receivable. For the years end December 31, 2021, 2020 and 2019, no customer accounted for more than 10% of the total revenues.

Segment Information

Segment Information

The Company’s Chief Operating Decision Maker, its Chief Executive Officer (“CEO”), reviews the financial information presented on a consolidated basis for purposes of allocating resources and evaluating its financial performance. Accordingly, the Company has determined that it operates in a single reportable segment. Substantially, all of the Company’s long-lived assets are located in the United States. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its consolidated financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates and assumptions. Significant estimates and assumptions include:

●	revenue recognition, including determination of the timing and pattern of satisfaction of performance obligations, determination of the standalone selling price (“SSP”) of performance obligations;
●	assumptions underlying the warranty liability calculation;
●	assumptions underlying the measurement of the purchase commitment loss;
●	measurement and allocation of capitalized costs, the net realizable value (the selling price as well as estimated costs of completion, disposal and transportation) of inventory, and demand and future use of inventory;
●	assumptions underlying the incremental borrowing rate calculation;
●	assumptions underlying the warrant liability calculation;
●	valuation allowances with respect to deferred tax assets; and
●	assumptions underlying the fair value used in calculation of the stock-based compensation.

The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s consolidated financial statements.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers. Revenue is recognized when or as a customer obtains control of the promised goods and services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to in exchange for these goods and services. To achieve this core principle, the Company applies the following 5 steps:

●	Step 1: Identify Contracts with Customers: The Company’s contracts with customers typically occur either through direct sales or through eCommerce. The Company executes signed contracts with direct sales customers. Direct sales typically have 30-day payment terms, and multi-year software subscriptions typically require advance payment for each annual subscription period. The Company’s contracts with eCommerce customers are executed when the customer indicates that it has read and agrees to the terms and conditions of the purchase prior to purchasing the specific goods and services. The goods and services sold through the Company’s eCommerce platform require upfront payment for the goods and the services upon check-out.
●	Step 2: Identify Performance Obligations: The Company’s contracts with customers often include multiple performance obligations. The Company has identified the following performance obligations in its contracts with customers:
●	Hardware devices
●	Hardware accessories
●	Maintenance and support for the software that is used in connection with the hardware devices, including the right to an unspecified number of software updates as and when available
●	Cloud-based software subscriptions, which represent an obligation to provide the customer with ongoing access to the Company’s hosted software applications on a continuous basis throughout the subscription period
●	Implementation and integration services
●	Extended warranties
●	Step 3: Determine Transaction Price: The Company’s contracts with customers include variable consideration in the form of refunds and credits for product returns and price concessions. The Company estimates variable consideration using the expected value method based on a portfolio of data from similar contracts.
●	Step 4: Allocate Transaction Price to Performance Obligations: The Company allocates transaction price to the performance obligations in a contract with a customer based on the relative standalone selling prices of the goods and services. For the cloud-based software subscriptions, which the Company sells to customers on a standalone basis (including renewals of subscriptions), the Company uses the observable standalone selling price, based on the price for which the Company sells these services to customers in standalone contracts, including contracts for renewals of subscriptions. The Company’s sales of hardware devices represent a bundled sale of a good and a service that includes two performance obligations, namely the unit of hardware device, and the support and maintenance of the software that is used in conjunction with the device, including a right for the customer to receive an unspecified number of software updates. The Company has an observable standalone selling price for the bundle and estimates the standalone selling price of the performance obligations within the bundle using estimation techniques that maximize the use of observable inputs.
●	Step 5: Recognize Revenue as Performance Obligations are Satisfied: Each unit of hardware devices and accessories is a performance obligation satisfied at a point in time, when control of the good transfers from the Company to the customer. The Company’s services, including the cloud-based software subscriptions, extended warranties, and support and maintenance, are stand-ready obligations that are satisfied over time by providing the customer with ongoing access to the Company’s resources. The Company uses the time elapsed (straight-line) measure of progress to recognize revenue as these performance obligations are satisfied evenly over the respective service period. The implementation and integration services are performance obligations satisfied over time, and the Company uses the costs incurred as inputs in the measure of progress to recognize revenue as it satisfies these performance obligations.

Deferred Revenue

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription services described above and is reduced as the revenue recognition criteria are met. Deferred revenue is classified as current or non-current based on expected revenue recognition timing. Specifically, deferred revenue that will be recognized as revenue within the succeeding 12 month period is recorded as current, and the portion of deferred revenue where revenue is expected to be recognized beyond 12 months from the reporting date is recorded as non-current deferred revenue in the Company’s consolidated balance sheets.

Warranties

The Company offers a standard product warranty that its products will operate free of material defects and function in accordance with the standard specifications for a period of one year from when control is transferred to the customer. The Company evaluated the warranty liability under ASC Topic 606 and determined that it is an assurance type warranty. At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenue and as a liability in accrued expenses. Factors that affect the warranty obligation include historical as well as current product failure rates, service delivery costs incurred in correcting product failures, and warranty policies and business practices.

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid investments purchased with a maturity of three months or less are considered to be cash equivalents. At December 31, 2021 and 2020, cash and cash equivalents consist principally of cash and money market accounts.

Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at the original invoiced amount less an allowance for doubtful accounts based on the probability of future collection. The Company estimates its allowance for doubtful accounts based on historical loss patterns, the number of days that billings are past due, current market conditions, and reasonable and supportable forecasts of future economic conditions, in accordance with ASC 326 "Financial Instruments-Credit Losses." Accounts receivable are written off when deemed uncollectible and collection of the receivable is no longer being actively pursued. The following table summarizes the allowance for doubtful accounts activity:

(in thousands)	Fair Value
Allowance for doubtful accounts as of December 31, 2019	$—
Additions (recoveries)	576
Deductions – write offs	—
Allowance for doubtful accounts as of December 31, 2020	$576
Additions (recoveries)	(54)
Deductions – write offs	(82)
Allowance for doubtful accounts as of December 31, 2021	$440

Inventories

Inventories

Inventories primarily consist of raw materials, work in progress and finished goods which are purchased and held by the Company’s third-party contract manufacturers. Inventories are stated at the lower of actual cost, determined using the average cost method, or net realizable value. Cost includes all direct and indirect production costs to convert materials into a finished product. Net realizable value is based upon an estimated average selling price reduced by the estimated costs of completion, disposal and transportation. The determination of net realizable value involves certain judgments including estimating average selling prices. The Company reduces the value of inventory for estimated obsolescence or lack of marketability by the difference between the cost of the affected inventory and the net realizable value.

The valuation of inventory also requires the Company to estimate excess and obsolete inventory. The Company considers new product development schedules, the effect that new products might have on the sale of existing products, product obsolescence and product merchantability, including whether older products can be re-manufactured into new products among other factors.

Losses expected to arise from firm, non-cancelable and unhedged commitments for the future purchase of inventory items are recognized unless the losses are recoverable through firm sales contracts or other means.

Restricted Cash

Restricted Cash

Restricted cash includes deposits in financial institutions used to secure a lease agreement. The Company classified the amounts within other non-current assets as the deposits are used to secure a long-term lease. The amount shown as restricted cash is included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the consolidated statement of cash flows.

Security Deposits	Security Deposits Security deposits represent amounts paid to third parties in relation to non-cancelable leases.
Vendor Advances

Vendor Advances

Vendor advances represent amounts paid to third party vendors for future services to be received related to production of the Company’s inventory. The amounts are presented net of writeoffs.  The classification current or non-current is based on the estimated timing of inventory delivery.

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation expense is computed using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the remaining lease term or the estimated useful lives of related improvements.

Useful lives for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Software	3 years
Machinery and equipment	3 – 5 years
Furnitures and fixtures	5 – 7 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term

Expenditures for major renewals and improvements are capitalized. Expenditures for repairs and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation is eliminated from the balance sheet, and any resulting gains or losses are included in the statements of operations and comprehensive loss in the period of disposal.

Capitalized Software Development Costs

Capitalized Software Development Costs

Costs to develop software internally for internal use are capitalized and recorded as capitalized software development costs on the consolidated balance sheets as a component of property and equipment, net. The Company capitalizes qualifying costs associated with internally-developed software incurred during the application development stage so long as management with the relevant authority authorizes the project, it is probable the project will be completed, and the software will be used to perform the function intended. Costs incurred during the preliminary project and post-implementation stages, including training and maintenance, are expensed as incurred. Capitalized costs are amortized on a project-by-project basis using the straight-line method over the estimated economic life of the application, which is three years, beginning when the asset is substantially ready for use. Amortization expense is classified in the consolidated statement of operations based upon the nature of the project.

Deferred Offering Costs

Deferred Offering Costs

Offering costs, consisting of legal, accounting, printer and filing fees related to the Company’s business combination, were deferred and were offset against proceeds from the transaction upon the consummation of the business combination. In the event the transaction was terminated, all deferred offering costs would be expensed. Deferred offering costs capitalized as of December 31, 2021 and 2020 were $0.0 million and $3.7 million, respectively.

Leases

Leases

The Company primarily enters into leases for office space that are classified as operating leases. The Company determines if an arrangement is or contains a lease at inception. The Company accounts for leases in accordance with ASC 842 by recording right-of-use assets and lease liabilities.  The Company records the right-of-use assets and lease liabilities on the consolidated balance sheet in the captions operating lease assets and operating lease liabilities, respectively. The lease term includes the non-cancelable period of the lease plus any additional periods covered by an option to extend that the Company is reasonably certain to exercise. Generally, the Company may terminate its leases with the notice required under the lease and upon the payment of a termination fee, if required. The Company’s leases do not include substantial variable payments based on index or rate. The Company’s lease agreements do not contain any significant residual value guarantees or material restrictive covenants.

The Company’s leases do not provide a readily determinable implicit discount rate. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in similar economic environments. Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The lease payments related to the next 12 months are included in other current liabilities in the accompanying consolidated balance sheets. The Company recognizes a single lease cost on a straight-line basis over the term of the lease, and the Company classifies all cash payments within operating activities in the statement of cash flows.

The Company evaluates right-of-use assets for impairment consistent with its property, plant and equipment policy. There were no impairments of right-of-use assets in 2021. The Company does not have any finance or capital leases as of December 31, 2021 or 2020.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment at least annually or whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable. Each impairment test is based on a comparison of the undiscounted cash flow to the recorded value of the asset. If the recorded value of the asset is less than the undiscounted cash flow, the asset is written down to its estimated fair value. The Company recorded an impairment charge of $1.4 million during the year ended December 31, 2020 related to the historical prepayments to a related party for the acquisition of capital assets. No impairments were recorded for the year ended December 31, 2021 and 2019.

Convertible Debt

Convertible Debt

The Company evaluated its convertible debt for embedded derivatives. Embedded provisions (like conversion options) are assessed under ASC Topic 815, Derivatives and Hedging to determine if they qualify as embedded derivatives that require separate accounting.

To the extent that any embedded conversion option in the convertible debt is not bifurcated as an embedded derivative, that conversion option was also evaluated under ASC Topic 470, Debt, to determine if it qualified as a beneficial conversion feature and required separate accounting within equity.

Debt issuance costs were recorded as a reduction to the carrying amount of the convertible debt and are amortized to interest expense using the effective interest method. The convertible debt was classified as short-term or long-term based on the debt’s payment schedule.

Warrant Liability

Warrant Liability

The Company’s outstanding warrants include publicly-traded warrants (the “Public Warrants”) which were issued as one-third of a warrant per unit during the Company’s initial public offering on May 26, 2020 (the “IPO”) and warrants sold in a private placement to Longview’s sponsor (the “Private Warrants”). The Company evaluated its warrants under ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Since the Public Warrants and Private Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as long-term liabilities on the balance sheet at fair value upon the Closing of the Business Combination, with subsequent changes in their respective fair values recognized in the consolidated statements of operations and comprehensive loss at each reporting date.

Cost of Revenue

Cost of Revenue

Product: Cost of revenue consists of product costs including manufacturing costs, personnel costs and benefits, duties and other applicable importing costs, packaging, warranty replacement costs, depreciation expense, fulfillment costs, payment processing fees and inventory obsolescence and write-offs.

Subscription: Cost of revenue consists of personnel costs, cloud hosting costs, amortization of internal use software and payment processing fees.

Research and Development

Research and Development

Research and development expenses primarily consist of personnel costs and benefits, facilities-related expenses, consulting and professional fees, fabrication services, software and other outsourcing expenses. Substantially all of the Company’s research and development expenses are related to developing new products and services and improving existing products and services. Research and development expenses are expensed as incurred.

Sales and Marketing

Sales and Marketing

Sales and marketing costs primarily consist of personnel costs and benefits, third party logistics, fulfillment and outbound shipping costs, facilities-related expenses, advertising, promotional, as well as conferences, meetings and other events. Advertising expenses are expensed as incurred. For the years ended December 31, 2021, 2020 and 2019, advertising expenses were $8.3 million, $4.7 million and $0.9 million, respectively.

General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel costs and benefits, patent and filing fees, facilities costs, office expenses and outside services. Outside services consist of professional services, legal and other professional fees.

Net Loss per Common Share

Net Loss per Common Share

We compute net loss per share of Class A and Class B common stock using the two-class method. Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of each class of the Company’s common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of the Company’s common stock, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of the Company’s common stock outstanding would have been anti-dilutive. Since the Company was in a net loss position for all periods presented, the basic earnings per share (“EPS”) calculation excludes preferred stock as it does not participate in net losses of the Company. Refer to Note 13 “Net Loss Per Share” for further discussion.

Convertible Preferred Stock

Convertible Preferred Stock

The Company applied the guidance in ASC Topic 480-10-S99-3A, SEC Staff Announcement: Classification and Measurement of Redeemable Securities and therefore classified the Series A, Series B, Series C and Series D Convertible Preferred Stock (“Convertible Preferred Stock”) (Note 11) as mezzanine equity. The Convertible Preferred Stock was recorded outside of stockholders’ deficit because the Convertible Preferred Stock includes a redemption provision upon a change of control, which is a deemed liquidation event that is considered outside the Company’s control. The Convertible Preferred Stock was recorded at its original issue price, net of issuance costs. The Company did not adjust the carrying values of the Convertible Preferred Stock to the liquidation price associated with a change of control because a change of control of the Company was not considered probable at prior reporting dates. Subsequent adjustments to increase or decrease the carrying values to their respective liquidation prices were to be made only if and when it became probable that such a change of control will occur.

Stock-Based Compensation

Stock-Based Compensation

The measurement of share-based compensation expense for all stock-based payment awards, including stock options  and restricted stock units granted to employees, directors, and nonemployees, is based on the estimated fair value of the awards on the date of grant.

The Company recognizes stock-based compensation expense for its’ awards on a straight-line basis over the requisite service period of the individual grants, which is generally the vesting period, based on the estimated grant date fair values. Generally, awards fully vest three to four years from the grant date and stock options have a term of 10 years. The Company recognizes the effect of forfeiture in compensation costs based on actual forfeitures when they occur.

Prior to the adoption of Accounting Standards Update (“ASU”) 2018-07, stock options granted to non-employees were accounted for based on their fair value on the measurement date. Stock options granted to non-employees were subject to periodic revaluation over their vesting terms. As a result, the charge to statements of operations and comprehensive loss for non-employee options with vesting requirements was affected in each reporting period by a change in the fair value of the option calculated under the Black-Scholes option-pricing model.

The Company during the year ended December 31, 2021 and 2020 granted performance based restricted stock units. The Company accounted for these awards according to the relevant provisions of ASC 718 - Stock Compensation. For performance awards, the Company recognizes expense using the accelerated attribution method. Refer to Note 12 “Equity Incentive Plan” for further discussion about the nature of the transactions.

Common Stock Valuations

Common Stock Valuations

Prior to the Closing of the Business Combination, the fair value of the shares of common stock underlying stock options had been determined by the Board of Directors (the “Board”), with input from management and contemporaneous third-party valuations, as there was no public market for the common stock. Given the absence of a public trading market for the Company’s common stock, and in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately Held Company Equity Securities Issued as Compensation, the Board exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s common stock at each option grant date. Subsequent to the Closing of the Business Combination the fair value of the common stock was determined using the Company’s closing stock price as reported on the New York Stock Exchange.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Recent Accounting Pronouncements Adopted

Recent Accounting Pronouncements Adopted

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract (Topic 350-40), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). As a result, eligible implementation costs incurred in a cloud computing arrangement that is a service contract are capitalized as prepaid expenses and other current assets on the balance sheet, recognized on a straight-line basis over its life in the statement of operations and comprehensive loss in the same line item as the fees for the associated arrangement, and the related activity is generally classified as an operating activity in the statement of cash flows. The Company prospectively adopted such guidance on January 1, 2021 and there was no material effect of adoption on the consolidated financial statements as of and for the year ended December 31, 2021.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans, and available-for-sale debt securities. The Company adopted this ASU in its fourth quarter of the fiscal year ended December 31, 2021, the effects of which were recognized effective January 1, 2021, using a modified retrospective approach. The adoption did not have a significant impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which introduced and codified new lease accounting guidance under ASC 842. This standard requires lessees to record a lease liability, initially measured at the present value of future lease payments, and a right-of-use asset, associated with operating leases, on its balance sheet. The standard also requires a single lease expense to be recognized within the statement of operations on a straight-line basis over the lease term.  The Company adopted this ASU in its fourth quarter of the fiscal year ended December 31, 2021, the effects of which were recognized effective January 1, 2021. The adoption of the ASU resulted in the Company recording lease liabilities and right-of-use assets associated with its operating leases on its consolidated balance sheet, and did not have a significant effect on the consolidated statement of operations and comprehensive loss or consolidated statement of cash flows. The Company utilized the modified retrospective adoption approach, whereby all prior periods continue to be reported under previous lease accounting guidance, ASC Topic 840, Leases.

The Company elected to use the package of practical expedients permitted under the transition guidance. The Company did not reassess (i) whether any expired or existing contracts are or contain leases, (ii) the lease classification for any expired or existing leases, or (iii) initial direct costs for any existing leases. For each asset class and the related lease agreements in which the Company is the lessee that include lease and non-lease components, the Company made an election about the use of the practical expedient on all leases entered into or modified after January 1, 2021 to combine lease and non-lease components.  Additionally, the Company elected to not record on the balance sheet leases with a term of twelve months or less.